Future Minimum Rentals Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2012	$ 3,283
2013	2,535
2014	2,287
2015	1,366
2016	1,168
Thereafter	1,165
Operating Leases, Future Minimum Payments Receivable, Total	$ 11,804